Commitments and Contingencies - Schedule of Leases Related Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Right-of-use assets	$ 463		$ 463		$ 600	$ 247
Operating lease liabilities – Short-term	228		228		169	203
Operating lease liabilities – Long-term	329		329		502	15
Finance lease liabilities – Short-term	19		19		17	14
Finance lease liabilities – Long-term	3		3		18	35
Lease Cost:
Operating lease cost	55	$ 57	171	$ 182	238	261
Other Information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended	$ 72	$ 68	$ 240	$ 195	$ 268	$ 243
Weighted average remaining lease term – operating leases (in years)	2 years 3 months 18 days	3 years 3 months 18 days	2 years 3 months 18 days	3 years 3 months 18 days	3 years	10 months 24 days
Average discount rate – operating leases	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Weighted average remaining lease term – financing leases (in years)	1 year 2 months 12 days	2 years 2 months 12 days	1 year 2 months 12 days	2 years 2 months 12 days	2 years 1 month 6 days	3 years
Average discount rate – financing leases	15.08%	15.08%	15.08%	15.08%	15.08%	15.08%